DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Reconciliation of the carrying amounts of major classes of assets and liabilities classified as discontinued operations in the consolidated balance sheets.

	December 31,
	2016	2015

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$9,207
Accounts receivable, net	-	602,037
Other receivables, net	-	6,057
Advances to suppliers – third parties	-	40,675
Due from related party		38,792
Inventories, net	-	-
Total Current Assets	-	696,768

Property and equipment, net	-	494,184
Long-term prepaid expense	-	18,889
Total Assets	$-	$1,209,841

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$400,708
Advances from customers	-	75,432
Accrued expenses and other current liabilities	-	194,669
Taxes payable	-	683
Total Current Liabilities	$-	$671,492

Reconciliation of the Carrying Amounts of Major Classes of Net Income (Loss) from Operations to be Disposed Classified as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

	For the Years Ended
	December 31,
	2016	2015	2014
			(restated)
Revenues	$329,119	$947,732	$14,911,808

Costs of revenue	(338,110)	(2,698,808)	(13,199,592)

Gross profit (loss)	(8,991)	(1,751,076)	1,712,216

Service incomes	3,244	208,303	317,600
Service expenses	(5,497)	(198,745)	(16,342)
General and administrative expenses	(76,024)	(866,260)	(1,480,063)
Provision for doubtful accounts	-	(618,290)	(22,001,332)
Impairment loss for property and equipment	-	-	(1,978,711)
Impairment loss for intangible assets	(18,447)	-	(1,579,495)
Selling expenses	(63,089)	(456,852)	(977,294)

Operating loss	$(168,804)	$(3,682,920)	$(26,003,421)

Loss before provision for income tax	$(167,730)	$(3,663,465)	$(26,003,708)

Provision for income tax expense	(844)	-	-

Net loss from discontinued operations	$(168,574)	$(3,663,465)	$(26,003,708)